CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	800,000,000	600,000,000
Common shares, shares issued	582,258,622	481,027,002
Common shares, shares outstanding	572,484,072	480,818,902